Related Party Transactions (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Jul. 12, 2017	Dec. 28, 2016
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		70.00%		70.00%	5.00%
Accounts Receivable, Related Parties	[1]	$ 0	$ 3,434,845
Due to Related Parties, Current		$ 2,102,175	2,995,228
Restricted Stock [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		2,500,000
Dr. Henglong Chen and its affiliates [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	[2]	$ 1,227,773	240,462
Forasen Group, controlled by Mr. Zhengyu Wang, Chairman and CEO of the Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		874,402	1,217,766
Mr. Yulong Chen, a shareholder of the Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		$ 0	$ 1,537,000

[1]	As of December 31, 2017, the Company had total accounts receivable balances of $3,434,845 due from the two affiliates of the original shareholders of Shangchi Automobile (formerly known as Suzhou E-Motors). Shangchi Automobile did not have related party’s sales to these two related parties after being acquired by the Company on July 12, 2017. The Company collected back approximately $3.3 million (RMB 21.8 million) from one of the two related parties during the year ended December 31, 2018. In addition, the balance of the other related party of approximately 77,000 (RMB506,725) was included in the balance of accounts receivable – non-related parties as of December 31, 2018 as this customer was no longer a related party for the year ended December 31, 2018.
[2]	Dr. Henglong Chen is the original shareholder of Shangchi Automobile (formerly known as Suzhou E-Motors) (Note 4). The Company acquired his 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of Shangchi Automobile. For the years ended December 31, 2018 and 2017, Dr. Henglong Chen and its affiliates advanced $1227,773 and $240,462 to the Company for its working capital purpose, respectively.